SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stock subject to possible redemption reflected in the balance sheets reconciled (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption , beginning	$ 19,800,030	$ 250,000,000
Redemptions of Class A common stock	(232,371,273)	(232,371,273)	$ (232,371,273)
Accretion of carrying value to redemption value	364,326	2,171,303	(2,093,167)
Extension Deposit			78,136
Class A common stock subject to possible redemption, ending	20,164,356	19,800,030	250,000,000
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption , beginning	$ 19,800,030	250,000,000	250,000,000
Redemptions of Class A common stock		(232,371,273)
Accretion of carrying value to redemption value		2,093,167
Extension Deposit		78,136
Class A common stock subject to possible redemption, ending		$ 19,800,030	$ 250,000,000